Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Feb. 16, 2023	Jun. 01, 2022	Feb. 09, 2022	Aug. 13, 2020	Apr. 25, 2018	Apr. 25, 2017	Jun. 30, 2023	Jan. 27, 2023	May 31, 2022	May 31, 2021	Nov. 04, 2020	Jul. 01, 2020
Ordinary Shares (Details) [Line Items]
Ordinary shares		4,183,589	500,000,000	54,042,638			150,000	200,000,000				13,920,770
Repurchase ordinary shares				1,640,444
Restricted shares		75,000		13,920,770	13,036,792	63,000,200
Share capital (in Dollars)			$ 50,000
Ordinary shares par value (in Dollars per share)			$ 0.0001					$ 0.0001
Consisting of shares								700,000,000
Net proceeds (in Dollars)	$ 1,500						$ 37,200
Option to purchase additional	127,396
Founder [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares												55,683,082
IPO [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares								3,250,000
Authorized share capital (in Dollars)								$ 70,000
Class B Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares							54,042,638	70,000,000	6,755,330	54,042,638
Ordinary shares, vote							ten
Ordinary shares par value (in Dollars per share)							$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Founder [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares									54,042,638
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares							345,113,731	430,000,000	75,000	600,000	600,000
Ordinary shares, vote							one
Ordinary shares par value (in Dollars per share)							$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Founder [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares									600,000
Class A Ordinary Shares [Member] | IPO [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.0001
Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares							500,000,000
Share capital (in Dollars)							$ 50,000
Ordinary shares par value (in Dollars per share)							$ 0.0001
Convertible Redeemable Series A Preferred Shares [Member]
Ordinary Shares (Details) [Line Items]
Preferred shares designated							22,000,000
Price per share (in Dollars per share)							$ 0.0001
Convertible Redeemable Series B Preferred Shares [Member]
Ordinary Shares (Details) [Line Items]
Preferred shares designated							23,983,789
Price per share (in Dollars per share)							$ 0.0001
Convertible Redeemable Series B-1 Preferred Shares [Member]
Ordinary Shares (Details) [Line Items]
Preferred shares designated							7,913,872
Price per share (in Dollars per share)							$ 0.0001
Convertible Redeemable Series C Preferred Shares [Member]
Ordinary Shares (Details) [Line Items]
Preferred shares designated							20,327,789
Price per share (in Dollars per share)							$ 0.0001
Convertible Redeemable Series D Preferred Shares [Member]
Ordinary Shares (Details) [Line Items]
Preferred shares designated							11,818,754
Price per share (in Dollars per share)							$ 0.0001
Convertible Redeemable Series E Preferred Shares [Member]
Ordinary Shares (Details) [Line Items]
Preferred shares designated							14,799,427
Price per share (in Dollars per share)							$ 0.0001
Convertible Note [Member] | Class B Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, vote							ten
Convertible Note [Member] | Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, vote							one
Mr. Peng Li [Member] | Class B Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares								49,859,049